UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2011

Item 1. Schedule of Investments.

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2011 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 98.8%
	CONSUMER DISCRETIONARY – 10.6%
2,007	BorgWarner, Inc.*	$143,280
4,970	Dollar Tree, Inc.*	354,957
12,765	Goodyear Tire & Rubber Co.*	159,052
4,665	Limited Brands, Inc.	176,057
9,312	Macy's, Inc.	241,646
3,120	McDonald's Corp.	282,235
710	Polaris Industries, Inc.	78,008
2,929	Ross Stores, Inc.	224,142
2,330	Ulta Salon Cosmetics & Fragrance, Inc.*	137,656
5,253	Viacom, Inc. - Class B	253,405
5,063	Walt Disney Co.	172,446
		2,222,884

	CONSUMER STAPLES – 13.3%
3,414	Coca-Cola Co.	240,516
3,010	Colgate-Palmolive Co.	270,810
4,532	Corn Products International, Inc.	211,916
5,587	Dr. Pepper Snapple Group, Inc.	214,988
4,370	H.J. Heinz Co.	230,037
7,634	Hain Celestial Group, Inc.*	241,463
2,301	JM Smucker Co.	165,879
4,907	Kimberly-Clark Corp.	339,368
12,206	Kroger Co.	287,573
3,477	McCormick & Co., Inc.	166,166
4,590	Sysco Corp.	128,199
6,610	Tyson Foods, Inc. - Class A	115,477
3,696	Wal-Mart Stores, Inc.	196,664
		2,809,056

	ENERGY – 11.5%
1,759	Apache Corp.	181,300
4,388	Carrizo Oil & Gas, Inc.*	131,728
5,120	Chevron Corp.	506,419
5,501	Clean Energy Fuels Corp.*	72,448
5,253	Exxon Mobil Corp.	388,932
6,325	Halliburton Co.	280,640
3,587	Hess Corp.	212,853
6,031	Marathon Oil Corp.	162,355
1,396	Oil States International, Inc.*	92,248
3,177	Royal Dutch Shell PLC - ADR	214,384
2,220	Schlumberger Ltd.	173,426
		2,416,733

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2011 (Unaudited)

Number of Shares		Value

	FINANCIALS – 11.6%
3,558	American Express Co.	$176,868
1,574	BlackRock, Inc.	259,317
9,523	Hospitality Properties Trust - REIT	223,600
3,506	Invesco Ltd.	64,160
3,091	Jones Lang LaSalle, Inc.	206,819
8,101	JPMorgan Chase & Co.	304,274
8,113	Marsh & McLennan Cos., Inc.	241,118
7,380	MetLife, Inc.	247,968
3,529	PNC Financial Services Group, Inc.	176,944
5,501	Rayonier, Inc. - REIT	230,691
4,040	Travelers Cos., Inc.	203,858
4,582	U.S. Bancorp	106,348
		2,441,965

	HEALTH CARE – 15.8%
2,353	Abbott Laboratories	123,556
2,976	Agilent Technologies, Inc.*	109,725
863	Air Methods Corp.*	57,433
2,088	Amgen, Inc.	115,686
3,840	CIGNA Corp.	179,482
3,852	Cooper Cos., Inc.	289,940
1,505	Laboratory Corp. of America Holdings*	125,713
2,808	McKesson Corp.	224,443
8,268	Merck & Co., Inc.	273,836
623	Mettler-Toledo International, Inc.*	99,225
5,645	Myriad Genetics, Inc.*	111,940
2,958	Perrigo Co.	280,241
11,716	Pfizer, Inc.	222,370
5,253	Sirona Dental Systems, Inc.*	245,105
4,734	St. Jude Medical, Inc.	215,586
6,216	Teva Pharmaceutical Industries Ltd. - ADR	257,094
3,702	UnitedHealth Group, Inc.	175,919
3,120	Watson Pharmaceuticals, Inc.*	209,414
		3,316,708

	INDUSTRIALS – 8.3%
3,200	Acacia Research Corp.*	139,840
2,824	Aecom Technology Corp.*	64,161
1,367	Caterpillar, Inc.	124,397
2,220	Deere & Co.	179,420
3,264	Illinois Tool Works, Inc.	151,907
8,730	MasTec, Inc.*	193,806
1,673	Middleby Corp.*	134,785

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2011 (Unaudited)

Number of Shares		Value

	INDUSTRIALS (Continued)
3,656	Norfolk Southern Corp.	$247,438
2,462	Raytheon Co.	106,432
1,972	Snap-On, Inc.	104,339
5,864	Steelcase, Inc. - Class A	48,554
3,835	United Parcel Service, Inc. - Class B	258,441
		1,753,520

	INFORMATION TECHNOLOGY – 17.6%
5,420	Altera Corp.	197,234
877	Apple, Inc.*	337,496
2,572	CACI International, Inc. - Class A*	141,614
1,038	Coherent, Inc.*	45,890
6,625	eBay, Inc.*	204,514
15,435	EMC Corp.*	348,677
548	Google, Inc. - Class A*	296,446
4,751	IAC/InterActiveCorp*	187,807
10,869	Intel Corp.	218,793
1,673	International Business Machines Corp.	287,605
2,630	JDA Software Group, Inc.*	69,458
10,413	Mentor Graphics Corp.*	116,522
14,040	Nuance Communications, Inc.*	260,582
2,826	Open Text Corp.*	166,734
8,539	Oracle Corp.	239,690
4,509	Polycom, Inc.*	107,314
3,100	RADWARE Ltd.*	82,336
1,696	Solera Holdings, Inc.	99,470
7,277	Symantec Corp.*	124,801
2,924	TIBCO Software, Inc.*	65,439
2,976	VeriFone Systems, Inc.*	104,815
		3,703,237

	MATERIALS – 2.7%
8,143	Barrick Gold Corp.	413,257
1,563	PPG Industries, Inc.	119,710
1,182	TPC Group, Inc.*	37,706
		570,673

	TELECOMMUNICATION SERVICES – 2.6%
9,992	AT&T, Inc.	284,572
10,067	Vodafone Group PLC - ADR	265,165
		549,737

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2011 (Unaudited)

Number of Shares		Value

	UTILITIES – 4.8%
2,837	Alliant Energy Corp.	$115,097
7,173	California Water Service Group	135,426
3,120	Northeast Utilities	108,264
4,008	Pinnacle West Capital Corp.	177,314
6,400	Southern Co.	264,704
8,239	Westar Energy, Inc.	219,569
		1,020,374

	TOTAL COMMON STOCKS (Cost $18,491,051)	20,804,887

	EXCHANGE-TRADED FUNDS – 1.0%
16,000	Financial Select Sector SPDR Fund	214,080

	TOTAL EXCHANGE-TRADED FUNDS (Cost $241,525)	214,080

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 1.2%
$248,534	UMB Money Market Fiduciary Fund, 0.01%†	248,534

	TOTAL SHORT-TERM INVESTMENTS (Cost $248,534)	248,534

	TOTAL INVESTMENTS – 101.0% (Cost $18,981,110)	21,267,501
	Liabilities in Excess of Other Assets – (1.0)%	(201,534)

	TOTAL NET ASSETS – 100.0%	$21,065,967

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trusts

* Non-income producing security.
† The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedules of Investments

Zacks All-Cap Core Fund
SUMMARY OF INVESTMENTS
As of August 31, 2011 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Information Technology	17.6%
Health Care	15.8%
Consumer Staples	13.3%
Financials	11.6%
Energy	11.5%
Consumer Discretionary	10.6%
Industrials	8.3%
Utilities	4.8%
Materials	2.7%
Telecommunication Services	2.6%
Total Common Stocks	98.8%
Total Exchange-Traded Funds	1.0%
Total Short-Term Investments	1.2%
Total Investments	101.0%
Liabilities in Excess of Other Assets	(1.0)%
Total Net Assets	100.0%

See accompanying Notes to Schedules of Investments

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2011 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 92.1%
	CONSUMER DISCRETIONARY – 16.2%
9,639	Dick's Sporting Goods, Inc.*‡	$338,618
9,550	Dollar Tree, Inc.*‡	682,061
2,730	Fossil, Inc.*‡	263,745
6,381	G-III Apparel Group Ltd.*‡	180,327
29,741	Grupo Televisa SA - ADR‡	655,492
10,514	Kohl's Corp.‡	487,219
8,559	Lennar Corp. - Class A‡	125,817
26,620	Macy's, Inc.‡	690,789
6,329	Red Robin Gourmet Burgers, Inc.*‡	197,465
7,032	Ross Stores, Inc.‡	538,124
10,428	TJX Cos., Inc.‡	569,577
2,813	VF Corp.‡	329,290
8,593	Viacom, Inc. - Class B‡	414,526
6,037	Weight Watchers International, Inc.‡	365,359
		5,838,409

	CONSUMER STAPLES – 10.5%
20,136	Coca-Cola Enterprises, Inc.‡	556,157
11,663	Corn Products International, Inc.‡	545,362
6,980	H.J. Heinz Co.‡	367,427
19,605	Hain Celestial Group, Inc.*‡	620,106
7,032	JM Smucker Co.‡	506,937
26,414	Kroger Co.‡	622,314
8,782	PepsiCo, Inc.‡	565,824
		3,784,127

	FINANCIALS – 3.8%
13,035	Hospitality Properties Trust - REIT‡	306,062
5,815	MSCI, Inc. - Class A*‡	201,024
13,455	Rayonier, Inc. - REIT‡	564,303
12,710	U.S. Bancorp‡	294,999
		1,366,388

	HEALTH CARE – 15.1%
5,815	Abbott Laboratories‡	305,346
4,134	Bio-Rad Laboratories, Inc. - Class A*‡	414,806
8,284	CIGNA Corp.‡	387,194
9,480	Cooper Cos., Inc.‡	713,560
7,959	McKesson Corp.‡	636,163
20,136	Merck & Co., Inc.‡	666,904
16,346	Orthofix International NV*‡	599,163
12,744	Teva Pharmaceutical Industries Ltd. - ADR‡	527,092

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2011 (Unaudited)

Number of Shares		Value

	HEALTH CARE (Continued)
15,070	UnitedHealth Group, Inc.‡	$716,126
6,638	Watson Pharmaceuticals, Inc.*‡	445,542
		5,411,896

	INDUSTRIALS – 20.7%
12,800	Clean Harbors, Inc.*‡	689,536
5,849	Cummins, Inc.‡	543,489
5,317	Deere & Co.‡	429,720
24,270	Deluxe Corp.‡	537,095
17,512	Granite Construction, Inc.‡	363,024
8,044	IDEX Corp.‡	299,076
23,584	Korn/Ferry International*‡	383,476
17,769	MasTec, Inc.*‡	394,472
25,110	RR Donnelley & Sons Co.‡	382,927
7,358	Ryder System, Inc.‡	346,415
4,339	Snap-On, Inc.‡	229,576
6,175	Teledyne Technologies, Inc.*‡	337,093
13,413	Textainer Group Holdings Ltd.‡	318,022
6,809	Union Pacific Corp.‡	627,586
6,381	United Parcel Service, Inc. - Class B‡	430,016
9,382	United Technologies Corp.‡	696,613
2,796	W.W. Grainger, Inc.‡	430,864
		7,439,000

	INFORMATION TECHNOLOGY – 17.8%
10,617	Altera Corp.‡	386,353
1,304	Apple, Inc.*‡	501,818
3,430	Check Point Software Technologies*‡	186,729
30,307	EMC Corp.*‡	684,635
875	Google, Inc. - Class A*‡	473,340
28,026	Intel Corp.‡	564,163
4,014	International Business Machines Corp.‡	690,047
961	Mastercard, Inc. - Class A‡	316,851
14,939	Nuance Communications, Inc.*‡	277,268
24,304	Oracle Corp.‡	682,213
7,941	QUALCOMM, Inc.‡	408,644
5,317	Rogers Corp.*‡	265,159
16,020	Synopsys, Inc.*‡	414,598
15,300	Take-Two Interactive Software, Inc.*‡	202,266
8,250	TIBCO Software, Inc.*‡	184,635
8,110	Ultratech, Inc.*‡	165,606
		6,404,325

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2011 (Unaudited)

Number of Shares		Value

	MATERIALS – 2.2%
6,192	Eastman Chemical Co.‡	$512,264
19,365	Harry Winston Diamond Corp.*‡	291,637
		803,901

	TELECOMMUNICATION SERVICES – 3.9%
24,219	AT&T, Inc.‡	689,757
26,277	Vodafone Group PLC - ADR‡	692,136
		1,381,893

	UTILITIES – 1.9%
7,010	Dominion Resources, Inc.‡	341,667
10,051	NorthWestern Corp.‡	340,830
		682,497

	TOTAL COMMON STOCKS (Cost $28,697,957)	33,112,436

	EXCHANGE-TRADED FUNDS – 2.3%
12,675	iShares Russell 2000 Value Index Fund - ETF‡	814,876

	TOTAL EXCHANGE-TRADED FUNDS (Cost $767,314)	814,876

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 0.5%
$186,445	UMB Money Market Fiduciary Fund, 0.01%†‡	186,445

	TOTAL SHORT-TERM INVESTMENTS (Cost $186,445)	186,445

	TOTAL INVESTMENTS – 94.9% (Cost $29,651,716)	34,113,757
	Other Assets in Excess of Liabilities – 5.1%	1,848,550

	TOTAL NET ASSETS – 100.0%	$35,962,307

Number of Shares		Value

	SECURITIES SOLD SHORT – 93.6%
	COMMON STOCKS – 89.6%
	CONSUMER DISCRETIONARY – 21.7%
(8,216)	Apollo Group, Inc. - Class A*	(384,714)
(9,811)	Choice Hotels International, Inc.	(304,926)
(8,868)	Citi Trends, Inc.*	(103,401)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2011 (Unaudited)

Number of Shares		Value

	CONSUMER DISCRETIONARY (Continued)
(3,722)	Coach, Inc.	$(209,251)
(7,890)	DISH Network Corp. - Class A*	(196,145)
(17,272)	Gap, Inc.	(285,333)
(20,411)	Garmin Ltd.	(684,381)
(7,737)	K-Swiss, Inc. - Class A*	(41,316)
(23,224)	Lamar Advertising Co. - Class A*	(485,614)
(31,422)	Lowe's Cos., Inc.	(626,240)
(11,869)	Lululemon Athletica, Inc.*	(649,590)
(17,701)	Lumber Liquidators, Inc.*	(267,993)
(15,711)	Nordstrom, Inc.	(714,222)
(480)	NVR, Inc.*	(305,520)
(17,529)	Pulte Homes, Inc.*	(84,139)
(7,581)	Royal Caribbean Cruises Ltd.	(196,803)
(21,131)	Staples, Inc.	(311,471)
(12,298)	Target Corp.	(635,438)
(15,677)	Thomson Reuters Corp.	(485,046)
(4,665)	Toyota Motor Corp. - ADR	(335,134)
(9,657)	Urban Outfitters, Inc.*	(252,772)
(4,631)	Yum! Brands, Inc.	(251,788)
		(7,811,237)

	CONSUMER STAPLES – 9.0%
(21,817)	Campbell Soup Co.	(695,308)
(24,373)	ConAgra Foods, Inc.	(595,189)
(2,693)	Energizer Holdings, Inc.*	(203,267)
(11,560)	Kellogg Co.	(627,939)
(3,791)	Lorillard, Inc.	(422,393)
(19,193)	Safeway, Inc.	(351,808)
(8,439)	Sanderson Farms, Inc.	(330,809)
		(3,226,713)

	ENERGY – 1.3%
(21,063)	Cameco Corp.	(489,504)

	FINANCIALS – 0.9%
(37,177)	Banco Santander SA - ADR	(345,003)

	HEALTH CARE – 15.5%
(11,835)	Alere, Inc.*	(295,520)
(10,686)	AstraZeneca PLC - ADR	(506,730)
(7,478)	Baxter International, Inc.	(418,618)
(4,322)	Becton, Dickinson and Co.	(351,724)
(5,163)	Charles River Laboratories International, Inc.*	(170,999)
(17,409)	Conceptus, Inc.*	(184,535)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2011 (Unaudited)

Number of Shares		Value

	HEALTH CARE (Continued)
(14,716)	Coventry Health Care, Inc.*	$(483,862)
(2,436)	DaVita, Inc.*	(179,241)
(5,866)	DENTSPLY International, Inc.	(206,483)
(13,035)	HCA Holdings, Inc.*	(261,091)
(16,809)	LHC Group, Inc.*	(335,844)
(13,207)	Lincare Holdings, Inc.	(284,347)
(10,223)	Owens & Minor, Inc.	(300,965)
(9,262)	Quest Diagnostics, Inc.	(463,748)
(14,305)	Valeant Pharmaceuticals International, Inc.	(643,439)
(26,397)	VCA Antech, Inc.*	(488,609)
		(5,575,755)

	INDUSTRIALS – 14.6%
(134,849)	AMR Corp.*	(488,153)
(9,691)	Avery Dennison Corp.	(282,105)
(17,975)	CSX Corp.	(394,372)
(8,274)	Fastenal Co.	(277,014)
(11,355)	General Dynamics Corp.	(727,628)
(35,968)	Heartland Express, Inc.	(546,714)
(15,677)	Ingersoll-Rand PLC	(525,336)
(5,471)	Kansas City Southern*	(296,309)
(5,506)	Lennox International, Inc.	(171,897)
(3,876)	Navistar International Corp.*	(160,466)
(8,456)	PACCAR, Inc.	(318,199)
(25,711)	Pitney Bowes, Inc.	(522,191)
(17,529)	Republic Services, Inc.	(532,181)
		(5,242,565)

	INFORMATION TECHNOLOGY – 19.7%
(14,065)	Advanced Micro Devices, Inc.*	(96,064)
(9,639)	Amphenol Corp. - Class A	(452,840)
(36,534)	Arris Group, Inc.*	(398,951)
(12,332)	ASML Holding NV	(434,950)
(9,228)	Broadridge Financial Solutions, Inc.	(192,127)
(28,318)	CA, Inc.	(594,395)
(5,163)	Citrix Systems, Inc.*	(312,000)
(10,017)	Cree, Inc.*	(324,851)
(31,491)	Dell, Inc.*	(468,114)
(41,696)	Flextronics International Ltd.*	(239,752)
(12,641)	Infosys Technologies Ltd. - ADR	(652,528)
(24,459)	Jabil Circuit, Inc.	(412,134)
(14,373)	Lender Processing Services, Inc.	(253,540)
(37,563)	Logitech International SA*	(435,355)
(3,825)	Microchip Technology, Inc.	(125,536)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2011 (Unaudited)

Number of Shares		Value

	INFORMATION TECHNOLOGY (Continued)
(80,134)	Nokia OYJ - ADR	$(516,063)
(9,296)	SAP AG - ADR	(506,725)
(5,231)	Silicon Laboratories, Inc.*	(180,836)
(41,508)	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	(496,851)
		(7,093,612)

	MATERIALS – 1.2%
(11,766)	Eagle Materials, Inc.	(232,025)
(11,698)	Titanium Metals Corp.	(187,519)
		(419,544)

	TELECOMMUNICATION SERVICES – 3.7%
(14,511)	MetroPCS Communications, Inc.*	(161,943)
(9,759)	Telefonica SA - ADR	(203,475)
(35,916)	Telefonos de Mexico SAB de CV - ADR	(614,523)
(9,399)	Verizon Communications, Inc.	(339,962)
		(1,319,903)

	UTILITIES – 2.0%
(16,410)	Exelon Corp.	(707,599)

	TOTAL COMMON STOCKS (Proceeds $33,414,385)	(32,231,435)

	EXCHANGE-TRADED FUNDS – 4.0%
(2,333)	iShares Dow Jones U.S. Pharmaceuticals Index Fund - ETF	(161,700)
(1,854)	iShares Nasdaq Biotechnology Index Fund - ETF	(178,374)
(3,000)	iShares S&P Global Financials Sector Index Fund - ETF	(118,140)
(4,511)	SPDR S&P Metals & Mining - ETF	(264,209)
(6,055)	SPDR S&P Pharmaceuticals - ETF	(292,820)
(9,022)	SPDR S&P Semiconductor - ETF	(414,561)

	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $1,436,308)	(1,429,804)

	TOTAL SECURITIES SOLD SHORT (Proceeds $34,850,693)	$(33,661,239)

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trusts

* Non-income producing security.
† The rate is the annualized seven-day yield at period end.
‡ Long security positions with a value of $34,113,757 have been segregated in connection with securities sold short.
See accompanying Notes to Schedules of Investments

Zacks Market Neutral Fund
SUMMARY OF INVESTMENTS
As of August 31, 2011 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrials	20.7%
Information Technology	17.8%
Consumer Discretionary	16.2%
Health Care	15.1%
Consumer Staples	10.5%
Telecommunication Services	3.9%
Financials	3.8%
Materials	2.2%
Utilities	1.9%
Total Common Stocks	92.1%
Total Exchange-Traded Funds	2.3%
Total Short-Term Investments	0.5%
Total Investments	94.9%
Other Assets in Excess of Liabilities	5.1%
Total Net Assets	100.0%

See accompanying Notes to Schedules of Investments

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2011 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 94.1%
	CONSUMER DISCRETIONARY - 7.6%
65	Ameristar Casinos, Inc.	$1,214
164	Carrols Restaurant Group, Inc.*	1,515
59	Global Sources Ltd.*	483
24	Johnson Outdoors, Inc. - Class A*	380
69	Knology, Inc.*	940
20	Lithia Motors, Inc. - Class A	377
154	Luby's, Inc.*	701
15	Perry Ellis International, Inc.*	345
15	Select Comfort Corp.*	238
46	Standard Motor Products, Inc.	606
		6,799

	CONSUMER STAPLES - 4.9%
19	Darling International, Inc.*	320
59	Inter Parfums, Inc.	977
28	J&J Snack Foods Corp.	1,417
53	Omega Protein Corp.*	640
48	Susser Holdings Corp.*	1,013
		4,367

	ENERGY - 5.7%
10	CVR Energy, Inc.*	285
64	Delek U.S. Holdings, Inc.	948
16	Helix Energy Solutions Group, Inc.*	270
72	Mitcham Industries, Inc.*	1,210
8	OYO Geospace Corp.*	590
65	REX American Resources Corp.*	1,075
44	Tesco Corp.*	735
		5,113

	FINANCIALS - 23.0%
86	Bryn Mawr Bank Corp.	1,635
140	Center Bancorp, Inc.	1,343
134	Donegal Group, Inc. - Class A	1,631
111	Eagle Bancorp, Inc.*	1,375
146	ESSA Bancorp, Inc.	1,653
31	First Defiance Financial Corp.*	422
49	First Financial Corp.	1,514
78	German American Bancorp, Inc.	1,229
113	Heritage Financial Corp.	1,319
54	HFF, Inc. - Class A*	638
14	INTL. FCStone, Inc.*	326
40	Investors Bancorp, Inc.*	575

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2011 (Unaudited)

Number of Shares		Value
	FINANCIALS (Continued)
120	JMP Group, Inc.	$815
56	MarketAxess Holdings, Inc.	1,651
121	Northfield Bancorp, Inc.	1,632
14	ProAssurance Corp.*	1,016
124	Union First Market Bankshares Corp.	1,363
53	West Bancorporation, Inc.	467
		20,604

	HEALTH CARE - 8.9%
16	Arthrocare Corp.*	519
10	Computer Programs & Systems, Inc.	708
57	CryoLife, Inc.*	291
65	Dusa Pharmaceuticals, Inc.*	283
27	Ensign Group, Inc.	630
53	Hanger Orthopedic Group, Inc.*	995
6	Jazz Pharmaceuticals, Inc.*	257
31	Par Pharmaceutical Cos., Inc.*	922
248	Select Medical Holdings Corp.*	1,798
68	U.S. Physical Therapy, Inc.	1,350
6	WellCare Health Plans, Inc.*	275
		8,028

	INDUSTRIALS - 27.7%
9	Amerco, Inc.*	660
2	Astronics Corp. - Class B*	41
78	AT Cross Co. - Class A*	847
23	Cascade Corp.	983
9	CLARCOR, Inc.	419
66	Colfax Corp.*	1,655
24	Cubic Corp.	1,006
24	DXP Enterprises, Inc.*	578
34	Exponent, Inc.*	1,437
29	Franklin Electric Co., Inc.	1,244
62	Furmanite Corp.*	378
60	G&K Services, Inc. - Class A	1,693
36	Gibraltar Industries, Inc.*	320
54	ICF International, Inc.*	1,224
21	Kadant, Inc.*	489
26	Layne Christensen Co.*	730
26	McGrath RentCorp.	620
78	Miller Industries, Inc.	1,516
35	Multi-Color Corp.	911
11	NACCO Industries, Inc. - Class A	844
20	Old Dominion Freight Line, Inc.*	642

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2011 (Unaudited)

Number of Shares		Value
	INDUSTRIALS (Continued)
23	Park-Ohio Holdings Corp.*	$365
9	Sun Hydraulics Corp.	265
26	Teledyne Technologies, Inc.*	1,419
9	Tennant Co.	396
50	Trimas Corp.*	967
14	Twin Disc, Inc.	544
96	Universal Truckload Services, Inc.*	1,470
37	Woodward, Inc.	1,200
		24,863

	INFORMATION TECHNOLOGY - 11.1%
53	ACI Worldwide, Inc.*	1,585
20	Cardtronics, Inc.*	495
26	DealerTrack Holdings, Inc.*	487
64	Electro Scientific Industries, Inc.*	968
34	Electronics for Imaging, Inc.*	483
127	Entegris, Inc.*	955
155	Hackett Group, Inc.*	587
45	Insight Enterprises, Inc.*	847
9	Interactive Intelligence Group*	291
45	IXYS Corp.*	540
27	Liquidity Services, Inc.*	648
51	Photronics, Inc.*	330
10	Rogers Corp.*	499
102	TechTarget, Inc.*	652
40	Virtusa Corp.*	631
		9,998

	MATERIALS - 3.8%
46	Globe Specialty Metals, Inc.	770
63	HB Fuller Co.	1,397
11	Innophos Holdings, Inc.	458
33	PolyOne Corp.	417
13	TPC Group, Inc.*	415
		3,457

	UTILITIES - 1.4%
29	MGE Energy, Inc.	1,222

	TOTAL COMMON STOCKS (Cost $91,896)	84,451

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2011 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENT - 0.1%
$104	UMB Money Market Fiduciary Fund, 0.01%†	$104

	TOTAL SHORT-TERM INVESTMENT (Cost $104)	104

	TOTAL INVESTMENTS - 94.2% (Cost $92,000)	84,555
	Other Assets less Liabilities - 5.8%	5,177
	TOTAL NET ASSETS - 100.0%	$89,732

* Non-income producing.
† The rate is the annualized seven-day yield at period end.

See accompanying Notes to the Schedule of Investments.

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2011 (Unaudited)

Percent of
Security Type/Sector	Total Net Assets
Common Stocks
Industrials	27.7%
Financials	23.0%
Information Technology	11.1%
Health Care	8.9%
Consumer Discretionary	7.6%
Energy	5.7%
Consumer Staples	4.9%
Materials	3.8%
Utilities	1.4%
Total Common Stocks	94.1%
Short-Term Investments	0.1%
Total Investments	94.2%
Other Assets less Liabilities	5.8%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

Zacks Funds
NOTES TO SCHEDULE OF INVESTMENTS – August 31, 2011
(Unaudited)

Note 1 – Organization
Zacks All-Cap Core Fund (formerly known as Zacks Multi-Cap Opportunities Fund), Zacks Market Neutral Fund and Zacks Small-Cap Core Fund (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Manager Series Trust (formerly, Claymore Trust), a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Zacks All-Cap Core Fund’s primary investment objective is to provide capital appreciation and, to a lesser extent, income through dividends. The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on December 5, 2005, with two classes of shares, Class A and Class C.

Zacks Market Neutral Fund’s primary investment objective is to generate positive returns in both rising and falling equity markets. The Fund will simultaneously invest in long and short equity positions to minimize portfolio exposure to general equity market risk.  The Fund commenced investment operations on July 24, 2008, with two classes of shares, Class A and Class C.

Zacks Small-Cap Core Fund’s primary investment objective is to provide capital appreciation.  The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on June 30, 2011.

Note 2 – Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal OTC market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Short Sales – The Zacks Market Neutral and Zacks Small-Cap Core Funds may engage in short sales that are “uncovered”.  Uncovered short sales are transactions under which a Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To

Zacks Funds
NOTES TO SCHEDULE OF INVESTMENTS – August 31, 2011
(Unaudited) - Continued

borrow the security, the Fund also may be required to pay a premium, which would decrease proceeds of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.

Note 3 – Federal Income Taxes
At August 31, 2011, the cost of securities and proceeds from securities sold short, on a tax basis and gross unrealized appreciation and depreciation on investments and securities sold short for federal income tax purposes were as follows:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund
Cost of investments	$19,158,159	$29,799,791	$92,052

Proceeds from securities sold short	$-	$(34,091,203)	$-

Gross unrealized appreciation	$3,046,188	$7,751,117	$1,067
Gross unrealized depreciation	(936,846)	(3,007,187)	(8,564)
Net unrealized appreciation on investments and securities sold short	$2,109,342	$4,473,930	$(7,497)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions and wash sales.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

·	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

·
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

·
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Zacks Funds
NOTES TO SCHEDULE OF INVESTMENTS – August 31, 2011
(Unaudited) - Continued

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2011, in valuing the Funds' assets carried at fair value:

All-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments in Securities
Common Stocks1	$20,804,887	$-	$-	$20,804,887
Exchange Traded Funds	214,080	-	-	214,080
Short-Term Investments	248,534	-	-	248,534
Total Investments in Securities	$21,267,501	$-	$-	$21,267,501

Market Neutral Fund	Level 1	Level 2*	Level 3*	Total
Investments in Securities - Long
Common Stocks1	$33,112,436	$-	$-	$33,112,436
Exchange Traded Funds	814,876	-	-	814,876
Short-Term Investments	186,445	-	-	186,445
Total Investments in Securities - Long	$34,113,757	$-	$-	$34,113,757

Investments in Securities – Short
Common Stocks1	$(32,231,435)	$-	$-	$(32,231,435)
Exchange Traded Funds	(1,429,804)	-	-	(1,429,804)
Total Investments in Securities - Short	$(33,661,239)	$-	$-	$(33,661,239)

Small-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments in Securities
Common Stocks1	$84,451	$-	$-	$84,451
Short-Term Investments	104	-	-	104
Total Investments in Securities	$84,555	$-	$-	$84,555

*The Funds did not hold any level 2 or level 3 securities during the period.

1All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	October 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President

Date:	October 25, 2011

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer

Date:	October 25, 2011

* Print the name and title of each signing officer under his or her signature.